Trade and other payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Average purchase period	38 days	34 days
Consideration received for performance obligations not yet satisfied	£ 3.2	£ 3.1